Retirement benefits - Defined benefit plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Service cost	$ 59	$ 68
Administration fees	3	2
Settlement	5	12
Net finance expense	4	7
Defined benefit plans expense	71	89
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Service cost	0	0
Administration fees	0	0
Settlement	0	0
Net finance expense	1	1
Defined benefit plans expense	$ 1	$ 1